Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2015
Property and Equipment [Abstract]
Summary of property and equipment

	Useful	June 30,	December 31,	December 31,
	Life	2015	2014	2013
Lab equipment and instruments	4-6	$164,778	$178,547	$194,143
Computer equipment	4-6	56,436	61,151	66,493
		221,214	239,698	260,636
Less Accumulated Depreciation		(221,214)	(239,698)	(260,636)
Net Property and Equipment		$-	$-	$-